Investments in Associates and Joint Ventures - Summary of Balance Sheet Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Investments in Associates and Joint Ventures [line items]
Non-current assets	£ 60,201	£ 41,139
Current assets	19,491	16,927
Current liabilities	(24,050)	(22,491)
Non-current liabilities	(37,285)	(31,903)
Net assets	18,357	3,672
Goodwill	10,562	5,789	£ 5,734
Innoviva Inc [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Non-current assets	222	275
Current assets	326	157
Current liabilities	(4)	(4)
Non-current liabilities	(286)	(302)
Net assets	258	126
Interest in net assets of associate	82	40
Goodwill	88	91
Fair value and other adjustments	91	58
Carrying value at 31 December	£ 261	£ 189